Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Schedule Components Of Authorized Capital Stock

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, December 31, 2008	2,805,961,317	(744,589,733)	2,061,371,584
Exercise of stock options and issuance of other stock awards		14,657,060	14,657,060

Balances, December 31, 2009	2,805,961,317	(729,932,673)	2,076,028,644
Exercise of stock options and issuance of other stock awards		12,711,022	12,711,022

Balances, December 31, 2010	2,805,961,317	(717,221,651)	2,088,739,666
Exercise of stock options and issuance of other stock awards		5,004,502	5,004,502
Repurchases of common stock		(49,324,883)	(49,324,883)

Balances, December 31, 2011	2,805,961,317	(761,542,032)	2,044,419,285